EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
Profit attributable to owners of the Company	$ 113,564	¥ 741,004	¥ 853,102	¥ 709,397
Other equity instruments' distribution reserved | ¥		(261,168)	(219,249)	(129,282)
Profit attributable to ordinary shares holders of the Company | ¥		¥ 479,836	¥ 633,853	¥ 580,115
Number of ordinary shares in issue (thousands) as of January 1	17,022,673	17,022,673	14,903,798	14,903,798
Effect of equity exchange arrangement				1,938,916
Issuance of share capital (thousands) (Note 17)			2,118,875
Weighted average number of ordinary shares in issuance	17,022,673	17,022,673	17,022,673	16,842,714
Basic earnings per share (RMB) | ¥ / shares		¥ 0.028	¥ 0.037	¥ 0.034
Dilutive potential shares	0	0	0	0